118. [Z]  State the number of series existing at the end of the period that had securities registered under the
          Securities Act of 1933          1

119. [Z]  State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period     0

120. [Z] State the total value of the portfolio securities on the date of deposit for the new series included in
          Item 119 ($000's omitted)                      $ 0
                                                       _________

121. [Z]  State the number of series for which a current
          prospectus was in existence at the end of the period  1

122. [Z] State the number of existing series for which additional units were registered under the Securities Act of
          1933 during the current period    1

123. [Z]  State the total value of the additional units
          considered in answering item 122 ($000's omitted)  $   0
                                                             _________

124. [Z]  State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they
          were placed in the subsequent series) ($000's
          omitted)                                           $   0
                                                            _________

125. [Z]  State the total dollar amount of sales loads
          collected (before reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                      $ 2,250
                                                             _________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series)  ($000's omitted)        $   0
                                                                _________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
      (excluding distributions of realized gains, if any):


                                       Number of    Total           Total
                                        Series     ($000's      Distributions
                                       Investing   omitted)   ($000's omitted)

A.  U.S. Treasury direct use
                                       _________   $________      $_________
B.  U.S. Government agency
                                       _________   $________      $_________
C.  State and municipal tax-free
                                       _________   $________      $_________
D.  Public utility debt
                                       _________   $________      $_________
E.  Broker or dealers debt or debt of
    brokers' or dealers' parent
                                       _________   $________      $_________
F.  All other corporate intermed. &
long-term debt
                                       _________   $________      $_________
G.  All other corporate short-term debt
                                       _________   $________      $_________
H.  Equity securities or brokers or
    dealers or parents of brokers or
    dealers
                                       _________   $________      $_________
I.  Investment company equity
    securities                            4          1,800,449
                                       _________   $________      $_________
J.  All other equity securities
                                       _________   $________      $_________
K.  Other securities
                                       _________   $________      $_________
L.  Total assets of all series of
    Registrant                            4          1,800,449
                                       _________   $________      $_________


128. [Z] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N) N

          [If answer is "N" (No), go to item 131.]

129. [Z] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
          (Y/N)

          [If answer is "N" (No), go to item 131.]

130. [Z] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) N

131.  Total expenses incurred by all series of Registrants during
      the current reporting period ($000's omitted)             $ 18,998


132. [Z] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

               811-4294      811-        811-        811-        811-
               811-          811-        811-        811-        811-
               811-          811-        811-        811-        811-
               811-          811-        811-        811-        811-
               811-          811-        811-        811-        811-
               811-          811-        811-        811-        811-
               811-          811-        811-        811-        811-